CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS
	December 31,
	2016	2015
	US Dollars in thousands

Denominated in U.S. dollars	954	537
Denominated in NIS	60	362
Denominated in Euro	220	139

	1,234	1,038